GENERAL	9 Months Ended
Sep. 30, 2026
GENERAL [Abstract]
GENERAL

NOTE 1 - GENERAL

Description of Business

TAT Technologies Ltd., (“TAT” or the “Company”) an Israeli corporation, incorporated in 1985, is a leading provider of solutions and services to the aerospace and defense industries. TAT has the following wholly owned subsidiaries, hereinafter collectively referred to as the “Group”: Limco-Piedmont Inc. (“Limco-Piedmont”), Limco Airepair Inc. (“Limco”), a wholly owned Delaware subsidiary of Limco-Piedmont, Piedmont Aviation Component Services LLC (“Piedmont”), a North Carolina limited liability company, wholly owned subsidiary of Limco-Piedmont Inc., and Turbochrome Ltd. (“Turbochrome”). Additionally, the Company holds 51% of TAT-Engineering LLC (“TAT-Engineering”), which was established in January 2016 as a joint venture. The accounting treatment of the joint venture is based on the equity method due to participating rights granted to the other stockholder.

TAT operations is focused on the following four segments: (i) original equipment manufacturing (“OEM”) of heat transfer solutions and aviation accessories mainly through its Kiryat Gat facility; (ii) MRO (“Maintenance Repair and Overhaul”) services for heat transfer components and OEM of heat transfer solutions through Limco; (iii) MRO services for aviation components (mainly Auxiliary Power Unit “APU” and Landing Gear “LG”) through Piedmont; and (iv) overhaul and coating of jet engine components through Turbochrome. TAT targets the commercial aerospace (serving a wide range of types and sizes of commercial and business jets), military aerospace and ground defense sectors. TAT’s shares are listed on both the NASDAQ (under the symbol TATT) and Tel-Aviv Stock Exchange (under the symbol TAT Tech).

The security and geopolitical environment in Israel and the broader Middle East remain uncertain. Regional conflicts, military activity, political developments, and related economic conditions continue to create uncertainty regarding future business and economic impacts. The Company cannot predict the duration, scope, or ultimate outcome of these events, nor the extent to which they may affect its operations, employees, customers, suppliers, or the Israeli economy generally.

Currently, TAT continues its business and operations and its facilities remain operational. However, the duration and scope of regional hostilities and geopolitical tensions remain uncertain, as do their potential economic implications on the Company’s business, operations and on Israel's economy in general. To date, the Company’s operations and financial results have not been materially affected by these events. Because these events remain outside the Company's control, future developments could adversely affect its operations, financial condition or results of operations. The Company continues to monitor the ongoing political and military activities in the region and will make any needed adjustments to ensure continuity of its business, while supporting the safety and well-being of its employees. The Group activities in Israel are presented in Note 9 – Segment Information, under the OEM of Heat Transfer Solutions and Aviation Accessories, and the Overhaul and Coating of Jet Engine Components segments.

The ongoing geopolitical environment may continue to contribute to volatility in financial, foreign exchange and energy markets, as well as disruptions in global supply chains. These conditions have resulted in increased material and labor costs and have prompted the Company to maintain higher inventory levels to support operational requirements. The Company continues to work closely with suppliers to mitigate potential supply chain disruptions and minimize impacts on its manufacturing and MRO operations.

The Company's international operations are also subject to risks associated with changes in trade policies, import and export regulations, and tariff regimes. Changes in tariffs may increase the cost of raw materials, components and other imported goods, resulting in purchasing price volatility and potential pressure on margins. Additionally, tariffs may affect the economics of cross-border transactions and require modifications to contractual arrangements with customers and suppliers. Based on management’s assessment, existing tariffs have not had a material impact on the Company’s financial condition, or results of operations.